Compensation of Corporate Officers - Summary of Compensation Paid to Officers (Details) - Chief Executive Officer - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Compensation Of Corporate Officers [Line Items]
Short-term employee benefits (gross + employer's social contributions, paid)	€ 480	€ 265
Post-employment pension & medical benefits	0	0
Share-based payment transactions	0	0
TOTAL	€ 480	€ 265